Lease (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
The Amounts Recognized In The Consolidated Statement Of Financial Position	Amounts recognized in the consolidated statements of financial position related to lease as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Right-of-use property and equipment:*
Real estate	￦	537,392	￦	544,075
Vehicles		16,218		18,416
Others		17,101		13,556

		570,711		576,047

Right-of-use intangible assets*		4,626		3,614

	￦	575,337	￦	579,661

Lease liabilities*	￦	559,113	￦	578,808

*	Included in property and equipment, intangible assets, and other liabilities.
Amounts recognized in the consolidated statements of comprehensive income related to lease for the years ended December 31, 2020 and 2021, are as follows:

	2020		2021
	(In millions of Korean won)
Depreciation and amortization of right-of-use assets:
Real estate	￦	246,058	￦	262,240
Vehicles		15,286		17,796
Others		11,342		8,944
Intangible assets		5,026		1,012

	￦	277,712	￦	289,992

Interest expenses on the lease liabilities	￦	13,492	￦	14,678
Expense relating to short-term lease		6,169		5,920
Expense relating to lease of low-value assets that are not short-term lease		7,130		8,434
Expense relating to variable lease payments not included in lease liabilities (included in administrative expenses)		438		262
Total cash outflows for lease for the years ended December 31, 2020 and 2021 are ￦ 245,151 million and ￦ 267,864 million, respectively.

Details Of The Finance Lease As A Finance Lessee	The Group as a finance lessorGross investment in the lease and present value of minimum lease payments as of December 31, 2020 and 2021, are as follows:

	December 31, 2020				December 31, 2021
	Gross investment in the lease		Present value of minimum lease payments		Gross investment in the lease		Present value of minimum lease payments
	(In millions of Korean won)
Up to 1 year	￦	579,968	￦	354,588	￦	559,569	￦	379,439
1-5 years		958,125		551,777		808,256		540,219

	￦	1,538,093	￦	906,365	￦	1,367,825	￦	919,658

Unearned finance income on finance lease as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Gross investment in the lease	￦	1,538,093	￦	1,367,825
Net investment in the lease:
Present value of minimum lease payments		906,365		919,658
Present value of unguaranteed residual value		496,969		349,478

		1,403,334		1,269,136

Unearned finance income	￦	134,759	￦	98,689

The Group as an operating lessor
Future minimum lease payments to be received from the
non-cancellable
lease contracts as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Minimum lease payments to be received:
Up to 1 year	￦	792,935	￦	918,640
1-5 years		1,727,498		1,797,551
Over 5 years		84,733		299,984

	￦	2,605,166	￦	3,016,175